UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lusman Capital Management, LLC

Address:  717 Fifth Avenue
          14th Floor
          New York, New York 10022


13F File Number: 028-13292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Lusman
Title:  Managing Member
Phone:  (212) 230-4790


Signature, Place and Date of Signing:

  /s/ Joel Lusman               New York, New York           August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $51,693
                                         (thousands)


List of Other Included Managers:  NONE


                                                    FORM 13F INFORMATION TABLE
                                                              06/30/2009



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------------    -----      --------  -------    --- ----  ----------  --------  ----    ------ ----
ARLINGTON ASSET INVT CORP      COM               041356106   2660      7,000,000 SH        SOLE        NONE       7,000,000
BANCO LATINOAMERICANO DE EXP   CL E              P16994132  10441        840,000 SH        SOLE        NONE         840,000
CADENCE DESIGN SYSTEM INC      NOTE 1.500%12/1   127387AF5   4088      6,000,000 PRN       SOLE        NONE       6,000,000
COGENT COMM GROUP INC          NOTE 1.000% 6/1   19239VAB0   6779     11,000,000 PRN       SOLE        NONE      11,000,000
COGENT COMM GROUP INC          COM NEW           19239V302   5909        725,000 SH        SOLE        NONE         725,000
FACET BIOTECH CORP             SHS               30303Q103   7432        800,000 SH        SOLE        NONE         800,000
MAYS J W INC                   COM               578473100    445         50,000 SH        SOLE        NONE          50,000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2   640268AH1   5145      7,000,000 PRN       SOLE        NONE       7,000,000
PENNICHUCK CORP                COM NEW           708254206    342         15,000 SH        SOLE        NONE          15,000
VANDA PHARMACEUTICALS INC      COM               921659108    282         24,000 SH        SOLE        NONE          24,000
WYETH                          COM               983024100   8170        180,000 SH        SOLE        NONE         180,000



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